LIABILITIES FROM FINANCING ACTIVITIES (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year		$ 28,609,424	$ 31,366,681
Cash flows		(4,087,150)	(8,239,917)
Foreign currency translation adjustment		(2,827,869)	2,872,073
Interests accrued		1,846,964	2,609,726
Other movements		267	861
Balance, end of year		23,541,636	28,609,424	$ 31,366,681
Interest paid	[1]	13,299,951	14,982,367	15,978,748
Repurchase agreements and other similar secured borrowing
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year		1,060,472	470,295
Cash flows		34,012	550,584
Foreign currency translation adjustment		(87,678)	39,593
Balance, end of year		1,006,806	1,060,472	470,295
Borrowings from other financial institutions
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year		15,689,532	15,648,606
Cash flows		(4,204,081)	(2,506,604)
Foreign currency translation adjustment		(1,337,193)	1,196,756
Interests accrued		963,405	1,349,913
Other movements		267	861
Balance, end of year		11,111,930	15,689,532	15,648,606
Interest paid		849,921	1,426,452
Debt securities in issue
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year		11,275,216	14,663,576
Cash flows		140,620	(6,226,196)
Foreign currency translation adjustment		(1,402,998)	1,635,724
Interests accrued		826,585	1,202,112
Balance, end of year		10,839,423	11,275,216	14,663,576
Interest paid		782,242	1,104,487
Preferred shares
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year		584,204	584,204
Cash flows		(57,701)	(57,701)
Interests accrued		56,974	57,701
Balance, end of year		583,477	584,204	$ 584,204
Fixed minimum dividends paid		$ 57,701	$ 57,701

[1]	As of December 31, 2025, 2024 and 2023, the cash flow include the operations of Banistmo S.A. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.